Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.0%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$1,355	$1,347,491
Series C-1, 5.25%, 02/01/53	1,280	1,357,038
Series F, 5.50%, 11/01/53	810	859,218
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	240	256,112
Series A, 5.00%, 12/01/47	655	674,002
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	740	798,738

		5,292,599

Arizona — 3.6%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/54	545	487,043
Series A, 5.00%, 07/01/49	545	490,700
Series A, 5.00%, 07/01/54	420	372,300
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	1,745	1,817,756
Series B, AMT, Junior Lien, 5.00%, 07/01/49	1,620	1,671,952
City of Phoenix Civic Improvement Corp., Refunding RB, AMT, Senior Lien, 5.00%, 07/01/32	1,000	1,002,439
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	305	258,223
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39(b)	500	468,169
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	1,025	897,127
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	290	254,608
Series A, 5.00%, 09/01/37	575	608,464
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,120	1,164,918

		9,493,699

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	1,275	1,140,303

California — 7.5%
California Community Housing Agency, RB, M/F Housing(b)
3.00%, 08/01/56	120	78,987
Series A, 5.00%, 04/01/49	205	179,373
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	370	366,906
California Health Facilities Financing Authority, Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,140	1,302,806
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	135	93,373
CSCDA Community Improvement Authority, RB, M/F Housing(b)
5.00%, 09/01/37	100	96,299
4.00%, 10/01/56	155	125,679
4.00%, 12/01/56	200	143,536
Series A, 4.00%, 06/01/58	930	725,693
Senior Lien, 3.13%, 06/01/57	525	361,017
Series A, Senior Lien, 4.00%, 12/01/58	755	584,268

Security	Par (000)	Value

California (continued)
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, 6.25%, 08/01/43(c)	$5,000	$4,945,145
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	788,825
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,485	1,397,796
San Diego Community College District, GO, CAB(d)
Election 2006, 0.00%, 08/01/31	1,855	1,162,046
Election 2006, 0.00%, 08/01/32	2,320	1,364,870
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	1,400	794,937
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(d)(e)	2,730	1,394,172
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,110	885,621
Yosemite Community College District, GO(d)
Series D, Election 2004, 0.00%, 08/01/36	2,000	1,241,978
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,674,547

		19,707,874

Colorado — 3.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	820	895,152
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,165	1,111,425
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	945	895,939
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	940	881,639
Series A, 5.00%, 05/15/52	1,175	1,256,441
Denver City & County School District No. 1, GO, (SAW), 4.00%, 12/01/45	1,475	1,483,859
State of Colorado, COP, Series S, 4.00%, 03/15/40	1,635	1,635,469

		8,159,924

Connecticut — 0.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	55	53,022

District of Columbia — 1.0%
District of Columbia, RB, Series C, 4.00%, 05/01/45	1,720	1,710,432
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	821,494

		2,531,926

Florida — 13.5%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,420	1,440,902
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	535	407,828
Series A, 5.00%, 06/01/55	480	393,724
Series A, 5.50%, 06/01/57	170	150,460
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	2,810,530
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,340	2,407,273
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	2,210	2,452,554
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	525	137,990

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Tampa Florida, RB, CAB(d) (continued)
Series A, 0.00%, 09/01/53	$560	$116,913
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	915	829,360
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	1,000	1,053,568
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	880	918,475
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, 5.00%, 10/01/34	160	162,702
County of Miami-Dade Seaport Department, ARB(e)
Series B, AMT, 6.00%, 10/01/23	1,150	1,160,705
Series B, AMT, 6.25%, 10/01/23	360	363,717
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/42	360	380,138
Series A, AMT, 5.00%, 10/01/47	600	626,566
Series A, AMT, 5.25%, 10/01/52	285	303,073
Series A-1, AMT, (AGM), 4.00%, 10/01/45	790	742,880
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/41	505	189,266
Series A-2, 0.00%, 10/01/42	675	229,841
Series A-2, 0.00%, 10/01/46	480	130,456
Series A-2, 0.00%, 10/01/47	775	198,088
Series A-2, 0.00%, 10/01/48	270	64,899
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	180	198,775
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	340	336,276
AMT, 5.00%, 05/01/29	480	449,230
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	270	217,615
Greater Orlando Aviation Authority, ARB
Series A, AMT, 4.00%, 10/01/52	900	823,772
Sub-Series A, AMT, 5.00%, 10/01/37	660	690,786
Sub-Series A, AMT, 5.00%, 10/01/47	4,690	4,804,999
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	2,165	2,205,689
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	203,122
4.00%, 05/01/50	395	309,749
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	2,635	2,688,548
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,805	1,666,562
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	495	511,813
5.00%, 08/01/47	1,435	1,483,741
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	120	120,085
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	140	116,461
Seminole Improvement District, RB, 5.30%, 10/01/37	150	149,026

Security	Par (000)	Value

Florida (continued)
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	$500	$403,688
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	545	532,954

		35,584,799

Georgia — 3.3%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	500	465,663
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	200	179,274
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	875	804,874
Georgia Housing & Finance Authority, Refunding RB, 3.70%, 06/01/49(f)	3,340	2,923,692
Georgia Ports Authority, ARB, 4.00%, 07/01/52	375	360,459
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	615	615,945
Series A, 5.00%, 06/01/53(a)	2,005	2,111,848
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	345	356,854
Series A, 5.00%, 01/01/59	880	895,719
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(e)	120	122,025

		8,836,353

Hawaii — 1.0%
State of Hawaii Airports System Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	1,410	1,460,550
Series A, AMT, 5.00%, 07/01/48	1,050	1,078,053

		2,538,603

Illinois — 10.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,308,818
Series A, 5.00%, 12/01/40	1,195	1,204,299
Series A, 5.00%, 12/01/47	360	354,330
Chicago Board of Education, Refunding GO, Series A, 5.00%, 12/01/30	135	140,681
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	1,770	1,816,160
Series A, AMT, 2nd Lien, 5.00%, 01/01/34	505	509,228
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	2,585	2,703,458
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	740	754,369
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	774,256
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	705	720,131
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	1,110	1,124,721
Series C, 4.13%, 08/15/37	665	649,257
Series C, 5.00%, 08/15/44	305	307,297
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	120	121,686
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	920	954,092
Metropolitan Pier & Exposition Authority, RB
Series A, (NPFGC), 0.00%, 12/15/36(d)	10,000	5,529,660
Series A, 5.00%, 06/15/57	670	672,050

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	$515	$444,057
Series B, (AGM), 0.00%, 06/15/44(d)	2,980	1,101,316
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,354,228
State of Illinois, GO
5.25%, 02/01/32	870	878,640
5.50%, 07/01/33	710	712,579
5.25%, 02/01/34	600	606,676
5.50%, 07/01/38	390	391,505
Series B, 5.25%, 05/01/40(f)	635	691,402

		26,824,896

Indiana — 0.5%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(e)	1,215	1,217,434

Kentucky — 0.7%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	138,045
Fayette County School District Finance Corp., RB
(NGFGC), 5.00%, 06/01/44	545	595,081
(BAM-TCRS), 5.00%, 06/01/46	480	520,822
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	530	521,720

		1,775,668

Louisiana — 2.2%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	2,400	2,446,162
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	2,380	2,384,565
Series B, AMT, 5.00%, 01/01/48	1,010	1,013,882

		5,844,609

Maryland — 1.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/41	2,480	2,599,967
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(b)	655	513,637
Maryland Economic Development Corp., RB
5.00%, 07/01/56	145	145,616
Class B, AMT, 5.25%, 06/30/55	800	815,921

		4,075,141

Massachusetts — 1.9%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,315	1,332,324
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	1,860,893
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	815	837,440
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	48,087
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	355	335,385
Massachusetts School Building Authority, RB, Sub- Series B, 4.00%, 02/15/43	670	671,106

		5,085,235

Michigan — 6.3%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	545	535,370

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, RB
4.00%, 02/15/50	$1,885	$1,754,948
Series A, 4.00%, 11/15/50	2,550	2,345,245
Series S, 5.00%, 11/01/44	1,755	1,792,192
Michigan Finance Authority, Refunding RB
4.00%, 11/15/46	1,050	981,299
Series A, 4.00%, 12/01/40	2,630	2,573,907
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	765	787,206
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	1,300	1,357,971
Michigan State Housing Development Authority, RB, M/F Housing
Series A, AMT, 2.55%, 10/01/51	645	414,572
Series A, AMT, 4.15%, 10/01/53	1,550	1,355,608
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	450	389,054
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,980	2,006,576
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(e)	340	343,200

		16,637,148

Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	445	467,264

Missouri — 0.3%
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	670	705,281

Nebraska — 0.5%
Omaha Public Power District, Refunding RB, Series A, 4.00%, 02/01/42	1,355	1,348,317

Nevada — 1.0%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	2,715	2,682,184

New Jersey — 9.7%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	180	188,735
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	730	754,778
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(e)	980	1,022,584
Series WW, 5.25%, 06/15/25(e)	455	477,323
AMT, 5.13%, 01/01/34	610	612,491
AMT, 5.38%, 01/01/43	790	791,776
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	300,037
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	731,860
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	875	870,263
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	840	840,305
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	1,400	1,468,209
Series A, 0.00%, 12/15/29(d)	225	178,538
Series AA, 5.25%, 06/15/33	1,315	1,317,787
Series AA, 5.00%, 06/15/38	1,180	1,204,932
Series AA, 5.50%, 06/15/39	4,650	4,661,904

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 4.00%, 06/15/40	$925	$909,276
Series AA, 4.00%, 06/15/50	560	514,681
Series AA, 5.00%, 06/15/50	710	750,298
Series BB, 4.00%, 06/15/50	1,400	1,299,865
Series D, 5.00%, 06/15/32	525	540,838
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	970	968,349
Series A, 4.00%, 01/01/48	900	879,387
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	820	875,302
Series A, 5.00%, 06/01/35	1,220	1,292,114
Sub-Series B, 5.00%, 06/01/46	2,005	1,989,153

		25,440,785

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	180	157,278

New York — 12.8%
City of New York, GO
Series A-1, 5.00%, 08/01/47	260	283,665
Series B, 5.25%, 10/01/41	545	622,320
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,346,402
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	1,105	1,105,067
Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	—	—
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/42	2,715	3,000,586
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(b)	975	940,665
Series A, 2.88%, 11/15/46	855	607,264
Series A, (BAM-TCRS), 3.00%, 11/15/51	2,045	1,434,429
Series A, 3.00%, 11/15/51	1,015	735,344
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/55	395	373,781
Series A, 4.00%, 11/15/60	425	392,320
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	720	707,844
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/41	900	905,147
4.00%, 03/15/46	1,660	1,634,175
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	450	480,308
Series A, AMT, 5.25%, 01/01/50	4,950	4,962,340
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,050	1,102,271
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,570	1,433,685
Port Authority of New York & New Jersey, Refunding ARB
186th Series, AMT, 5.00%, 10/15/36	305	312,901
Series 197, AMT, 5.00%, 11/15/35	250	263,961
Series 207, AMT, 4.00%, 09/15/43	410	402,022

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	$3,150	$3,072,809
Series A, 4.50%, 05/15/63	1,000	992,325
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	180	193,054
Series D-2, Senior Lien, 5.25%, 05/15/47	1,680	1,895,678
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 4.00%, 05/15/51	4,500	4,438,076

		33,638,439

North Carolina — 0.1%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.00%, 07/01/51	215	197,330

Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,270	4,910,686
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/24(e)	1,880	1,905,509
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	90	92,612

		6,908,807

Oklahoma — 0.3%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	484,821
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48(f)	345	341,829

		826,650

Oregon — 1.6%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/40	390	411,407
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	875	453,617
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	2,930	3,234,638

		4,099,662

Pennsylvania — 11.0%
Allegheny County Airport Authority, ARB
Series A, AMT, 5.00%, 01/01/51	1,010	1,035,638
Series A, AMT, 5.00%, 01/01/56	1,075	1,100,720
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100	77,445
4.00%, 07/01/51	100	73,503
City of Philadelphia Pennsylvania, GO, Series A, (AGM-CR), 4.00%, 05/01/41	1,310	1,295,040
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	935	921,743
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 5.00%, 05/01/57	1,370	1,407,585
Pennsylvania Economic Development Financing Authority, RB
Series B, 4.00%, 03/15/40	3,000	3,006,360
AMT, 5.00%, 12/31/34	2,220	2,266,973
AMT, 5.00%, 12/31/38	1,155	1,164,248
AMT, 5.50%, 06/30/41	900	973,305
AMT, 5.00%, 06/30/42	3,300	3,308,666
AMT, 5.75%, 06/30/48	780	847,454

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	$835	$804,959
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	180	134,499
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	3,150	3,181,623
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	550	566,366
Series A-1, 5.00%, 12/01/41	730	755,804
Series B, 5.00%, 12/01/40	285	294,019
Series C, 5.50%, 12/01/23(e)	490	496,345
Series C, 5.00%, 12/01/39	900	923,335
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	1,755	1,795,984
Pennsylvania Turnpike Commission, Refunding RB
3rd Series, 4.00%, 12/01/38	1,835	1,845,012
Series A-1, 5.00%, 12/01/40	680	697,975

		28,974,601

Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	6,611	6,206,678
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	5,025	1,366,363
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	2,718	2,613,800
Series A-2, Restructured, 4.78%, 07/01/58	276	255,635
Series A-2, Restructured, 4.33%, 07/01/40	1,324	1,229,850
Series B-1, Restructured, 4.75%, 07/01/53	424	396,407
Series B-2, Restructured, 4.78%, 07/01/58	411	381,413

		12,450,146

Rhode Island — 0.2%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	430,375

South Carolina — 6.7%
Charleston County Airport District, ARB, Series A, AMT, 5.50%, 07/01/23(e)	1,360	1,363,830
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	260,798
4.38%, 11/01/49	465	356,609
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	2,010	2,094,523
5.00%, 01/01/55(b)	855	728,065
7.50%, 08/15/62(b)	405	392,096
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	2,220	2,290,476
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	470	480,559
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	3,935	3,970,628
Series A, 4.00%, 12/01/55	550	479,525
Series E, 5.50%, 12/01/53	2,820	2,833,795

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	$1,840	$1,848,374
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.35%, 07/01/47	470	458,534

		17,557,812

Tennessee — 3.8%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	750	716,010
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	1,020	1,057,942
Tennergy Corp., RB(a)
Series A, 4.00%, 12/01/51	1,270	1,270,052
Series A, 5.50%, 10/01/53	1,040	1,118,795
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	3,600	3,807,032
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	2,055	2,127,770

		10,097,601

Texas — 13.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	420	445,822
7.88%, 11/01/62	370	380,518
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	1,240	1,256,858
Series C, 5.00%, 08/15/42	625	631,288
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	405	405,096
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	230	233,850
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	229,227
Sub-Series A, AMT, 4.00%, 07/01/46	830	763,218
Sub-Series A, AMT, 4.00%, 07/01/48	2,510	2,278,036
County of Harris Texas Toll Road Revenue, Refunding RB, 1st Lien, 4.00%, 08/15/45	425	415,880
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48(f)	225	221,089
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	865	874,498
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	500	492,076
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(e)	3,020	1,488,643
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	1,850	1,051,542
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	450	392,149
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31(e)	10,000	13,171,450
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,090	1,073,083
Spring Independent School District, GO, 5.00%, 08/15/45	650	721,226
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,180	1,250,427
Series A, 4.00%, 07/01/53	525	478,185
Series A, 5.00%, 07/01/53	645	671,370

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB (continued)
Series B, 5.00%, 07/01/36	$1,815	$1,945,544
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	750	758,545
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	227,048
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA COLL), 4.25%, 09/01/43	215	214,404
Series A, (GNMA COLL), 3.75%, 09/01/49	365	354,063
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,586,997
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	1,135	1,146,595

		35,158,727

Utah — 2.6%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	1,095	1,115,890
Series A, AMT, 5.00%, 07/01/48	395	403,133
County of Utah, RB, Series B, 4.00%, 05/15/47	5,135	4,950,356
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	185	173,664
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	311,938

		6,954,981

Virginia — 0.6%
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	910	716,735
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	905,442

		1,622,177

Washington — 2.5%
Port of Seattle Washington, ARB
Series C, AMT, 5.00%, 04/01/40	900	911,610
Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	720	742,028
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	430	396,703
Washington Health Care Facilities Authority, RB, 4.00%, 10/01/45	630	577,171
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	3,040	3,127,768
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	841	789,782

		6,545,062

Wisconsin — 1.8%
Public Finance Authority, RB
5.00%, 10/15/56(b)	215	184,686
Class A, 5.00%, 06/15/51(b)	555	458,885
Class A, 6.00%, 06/15/52	140	133,801
Class A, 6.13%, 06/15/57	160	154,025
Series A, 5.00%, 07/15/39(b)	100	89,698
Series A, 5.00%, 07/01/40(b)	300	279,829
Series A, 5.00%, 07/15/49(b)	355	295,779
Series A, 5.00%, 07/15/54(b)	170	138,823

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	$295	$247,822
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.15%, 11/01/48	1,920	1,803,304
Series A, 4.45%, 05/01/57	1,030	963,393

		4,750,045

Total Municipal Bonds — 135.2% (Cost: $349,809,235)		355,812,757

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	920	897,628

Florida — 3.6%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	2,150	2,385,968
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	4,883,010
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,103,336

		9,372,314

Illinois — 5.7%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	490	490,816
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,951	2,059,479
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/38	1,858	1,858,658
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	10,694,955

		15,103,908

New York — 4.1%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,899	1,845,956
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/35	1,470	1,512,078
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,810	1,770,594
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	1,910	2,004,832
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,990	2,134,484
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	1,500	1,503,728

		10,771,672

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	$3,280	$3,145,941

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.9% (Cost: $37,715,104)		39,291,463

Total Long-Term Investments — 150.1% (Cost: $387,524,339)		395,104,220

	Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(h)(i)	2,989,707	2,989,408

Total Short-Term Securities — 1.2% (Cost: $2,989,448)		2,989,408

Total Investments — 151.3% (Cost: $390,513,787)		398,093,628

Other Assets Less Liabilities — 1.1%		2,865,213

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.1)%		(21,285,084)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.3)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$263,173,757

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$661,236	$2,327,765	(a)	$—	$447	$(40)	$2,989,408	2,989,707	$62,938	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	55	06/21/23	$6,350	$(199,704)
U.S. Long Bond	77	06/21/23	10,154	(388,865)
5-Year U.S. Treasury Note	52	06/30/23	5,718	(139,311)

				$(727,880)

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$355,812,757	$—	$355,812,757
Municipal Bonds Transferred to Tender Option Bond Trusts	—	39,291,463	—	39,291,463
Short-Term Securities
Money Market Funds	2,989,408	—	—	2,989,408

	$2,989,408	$395,104,220	$—	$398,093,628

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(727,880)	$—	$—	$(727,880)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(21,137,809)	$—	$(21,137,809)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(137,637,809)	$—	$(137,637,809)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

Portfolio Abbreviation (continued)

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Portfolio Abbreviation (continued)

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

9